TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE RECEIVABLES, NET
Trade receivables, net	$ 3,057	$ 1,880
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net	3,304	2,006
Gross carrying amount | Not past due
TRADE RECEIVABLES, NET
Trade receivables, net	2,120	1,135
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables, net	645	523
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables, net	221	193
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables, net	210	27
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables, net	96	64
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables, net	12	64
Allowance for expected credit losses
TRADE RECEIVABLES, NET
Trade receivables, net	247	126
Allowance for expected credit losses | Not past due
TRADE RECEIVABLES, NET
Trade receivables, net	4	3
Allowance for expected credit losses | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables, net	3	5
Allowance for expected credit losses | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables, net	21	5
Allowance for expected credit losses | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables, net	159	27
Allowance for expected credit losses | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables, net	54	45
Allowance for expected credit losses | > 120 days
TRADE RECEIVABLES, NET
Trade receivables, net	$ 6	$ 41